Note 13 - Property and Equipment, Net - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Research and development expenses	$ 305	$ 340	$ 446
General and administrative expenses	303	275	125
Total depreciation included in the consolidated statement of comprehensive loss	608	615	571
Right-of-use assets	(1,743)	(2,096)	(2,224)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Total depreciation included in the consolidated statement of comprehensive loss	608	615
Right-of-use assets	$ 788	$ 585	$ 369